The Guardian Investor Variable Annuity B Series • The Guardian Investor Variable Annuity L Series

The Guardian Investor Asset Buildersm Variable Annuity

The Guardian Investor Income Access® Variable Annuity • The Guardian Investor Retirement Asset

Manager® Variable Annuity • The Guardian Investor® Individual Variable Annuity

The Value Guard II Individual and Group Variable Annuity

The Guardian C + Csm Variable Annuity • The Guardian CXCsm Variable Annuity

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

Prospectus supplement dated June 1, 2010 to the prospectuses dated as listed below.

The following supplemental information should be read in conjunction with:

the Prospectuses dated May 1, 2010 for The Guardian Investor Variable Annuity B Series (B Series), The Guardian Investor Variable Annuity L Series (L Series), and The Guardian Investor Asset Builder Variable Annuity (GIAB), individual flexible premium deferred variable annuity contracts issued through The Guardian Separate Account R;

the Prospectus dated May 1, 2010 for The Guardian Investor Income Access Variable Annuity (GIIA), an individual flexible premium deferred variable annuity contract issued through The Guardian Separate Account Q;

the Prospectus dated May 1, 2010, for The Guardian Investor Retirement Asset Manager Variable Annuity (RAM), an individual flexible premium deferred variable annuity contract issued through The Guardian Separate Account E;

the Prospectus dated May 1, 2010, for The Guardian Investor Individual Variable Annuity (GI), a single premium payment contract and an individual flexible premium contract issued through The Guardian Separate Account D;

the Prospectus dated May 1, 2010, for The Value Guard II (VGII), an individual and group deferred variable annuity contract issued through The Guardian Separate Account A; and

the Prospectuses dated May 1, 2007, for The Guardian C+C Variable Annuity (C+C) and The Guardian CXC Variable Annuity (CXC), individual flexible premium deferred variable annuity contracts issued through The Guardian Separate Account F.

Except as set forth herein, all other provisions of the prospectuses referenced above shall remain unchanged.

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Effective June 1, 2010, and incident to shareholder approval, the Van Kampen Life Investment Trust (“LIT”) and certain funds under the Universal Institutional Funds, Inc. (“UIF”) will be reorganized under the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) series trust. The following funds and their corresponding sub-accounts will be reorganized:

Merging Sub-Account	Acquiring Sub-Account	Products Impacted
Van Kampen LIT Government Portfolio, Class II	Invesco Van Kampen V.I. Government Fund – Series II	RAM, GI, VGII, GIAB, GIIA, CXC, C+C
Van Kampen LIT Growth and Income Portfolio, Class II	Invesco Van Kampen V.I. Growth and Income Fund – Series II	RAM, GI, VGII, GIAB, GIIA, CXC, C+C
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II	Invesco Van Kampen V.I. Mid Cap Value Fund – Series II	B Series, L Series

In addition, the fund advisor address for the three funds listed above and the full lineup of Invesco funds is as follows:

Sub-Accounts	Fund Advisor Address	Products Impacted
Invesco V.I. Basic Value Fund (Series II); Invesco V.I. Capital Appreciation Fund (Series I); Invesco V.I. Capital Appreciation Fund (Series II); Invesco V.I. Core Equity Fund (Series I); Invesco V.I. Core Equity Fund (Series II); Invesco V.I. Global Real Estate Fund (Series II); Invesco V.I. Government Securities Fund (Series I); Invesco V.I. Government Securities Fund (Series II); Invesco V.I. Mid Cap Core Equity (Series II); Invesco V.I. Utilities Fund (Series I); Invesco V.I. Utilities Fund (Series II )	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, Georgia 30309	B Series, L Series, RAM, GI, VGII, GIAB, GIIA, CXC, C+C

Lastly, the fund advisor for the following fund has changed:

Sub-Account	New Fund Advisor	Products Impacted
Seligman Communications and Information Portfolio (Class 2)	Columbia Management Investment Advisers, LLC 100 Federal Street Boston, Massachusetts 02110	B Series, L Series

This Prospectus Supplement should be retained with the Prospectus for future reference.

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